CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Formation and operating costs	$ 513,738	$ 1,121,283
Loss from operations	(513,738)	(1,121,283)
Other Income (Loss)
Trust dividend income	4,240	8,112
Change in fair value of warrant liabilities	4,406,133	13,929,066
Offering expenses related to warrant issuance		(780,268)
Total other income (loss)	4,410,373	13,156,910
Net income (loss)	$ 3,896,635	$ 12,035,627
Class A ordinary shares
Other Income (Loss)
Weighted average shares outstanding, basic	27,600,000	23,454,945
Weighted average shares outstanding, diluted	27,600,000	23,454,945
Net income per share, basic	$ 0.11	$ 0.40
Net income per share, diluted	$ 0.11	$ 0.40
Class A Common Stock Subject to Redemption
Other Income (Loss)
Weighted average shares outstanding, basic	27,600,000	23,454,945
Weighted average shares outstanding, diluted	27,600,000	23,454,945
Net income per share, basic	$ 0.11	$ 0.40
Net income per share, diluted	$ 0.11	$ 0.40
Class A Common Stock Not Subject to Redemption
Other Income (Loss)
Weighted average shares outstanding, basic	6,900,000	6,900,000
Weighted average shares outstanding, diluted	6,900,000	6,900,000
Net income per share, basic	$ 0.11	$ 0.40
Net income per share, diluted	$ 0.11	$ 0.40
Class B Common Stock
Other Income (Loss)
Weighted average shares outstanding, basic	6,900,000	6,900,000
Weighted average shares outstanding, diluted	6,900,000	6,900,000
Net income per share, basic	$ 0.11	$ 0.40
Net income per share, diluted	$ 0.11	$ 0.40